Comprehensive Income/(Loss) Comprehensive Income/(Loss) - Summary of Allocation of Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 29, 2015	Mar. 30, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net Income (Loss) Attributable to Parent	$ 276	$ 195
Less: Net income attributable to noncontrolling interest	3	3
Net income	279	198
Foreign currency translation adjustments	(794)	113
Net deferred gains/(losses) on net investment hedges from periodic revaluations	432	(115)
Net pension and post-retirement benefit (losses)/gains	(1)	0
Reclassification of net pension and post-retirement benefit (gains)/losses to net income	0	1
Net deferred (losses)/gains on cash flow hedges from periodic revaluations	(67)	(60)
Net deferred losses/(gains) on cash flow hedges reclassified to earnings	(1)	3
Comprehensive (loss)/income attributable to H.J. Heinz Holding Corporation	(139)	122
Comprehensive (income)/loss attributable to the noncontrolling interest	(11)	10
Total comprehensive (loss)/income	(150)	132
H. J. Heinz Corporation II
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net Income (Loss) Attributable to Parent	276	195
Foreign currency translation adjustments	(780)	105
Net deferred gains/(losses) on net investment hedges from periodic revaluations	432	(115)
Net pension and post-retirement benefit (losses)/gains	(1)	0
Reclassification of net pension and post-retirement benefit (gains)/losses to net income	0	1
Net deferred (losses)/gains on cash flow hedges from periodic revaluations	(67)	(59)
Net deferred losses/(gains) on cash flow hedges reclassified to earnings	(1)	3
Comprehensive (loss)/income attributable to H.J. Heinz Holding Corporation	(139)	122
Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss) [Line Items]
Less: Net income attributable to noncontrolling interest	(3)	(3)
Foreign currency translation adjustments	(14)	8
Net deferred gains/(losses) on net investment hedges from periodic revaluations	0	0
Net pension and post-retirement benefit (losses)/gains	0	0
Reclassification of net pension and post-retirement benefit (gains)/losses to net income	0	0
Net deferred (losses)/gains on cash flow hedges from periodic revaluations	0	(1)
Net deferred losses/(gains) on cash flow hedges reclassified to earnings	0	0
Comprehensive (income)/loss attributable to the noncontrolling interest	$ 11	$ (10)